Acquisition (Details) (USD $) In Thousands, unless otherwise specified		1 Months Ended		1 Months Ended
	Dec. 31, 2011 Estimated Fair Values [Member]	Jan. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 Valpey-Fisher [Member]	Jan. 31, 2012 Valpey-Fisher [Member] Estimated Fair Values [Member]	Jan. 23, 2012 Valpey-Fisher [Member] Estimated Fair Values [Member]	Dec. 21, 2012 D And R Technology [Member]	Dec. 21, 2012 D And R Technology [Member] Estimated Fair Values [Member]
Summary of the estimated fair values of the assets acquired and the liabilities assumed
Current assets					$ 9,530		$ 14,099
Property, plant and equipment	2,141		6,231		6,231		8,635
Goodwill					7,665		28,185
Amortizable intangible assets					2,420		16,873
In-process research and development					400		500
Other assets					231		678
Fair value of assets acquired					26,477		68,970
Less fair value of liabilities acquired					(8,210)		(5,470)
Net assets acquired					18,267
Cash acquired		3,578		(3,578)
Net cash paid		$ 18,300			$ 14,689	$ 63,500	$ 63,500